Investments	12 Months Ended
Dec. 31, 2024
Investments
Investments

15 Investments

Accounting policy

Investments, other than investments in joint arrangements and associates, are stated in the statement of financial position at fair value. Changes in the fair value of investments held as part of the venture capital portfolio are reported in disposals and other non-operating items in the income statement. All items recognised in the income statement relating to investments, other than investments in joint arrangements and associates, are reported as disposals and other non-operating items.

Venture capital investments represent interests in listed and unlisted securities. The fair value of listed securities is based on quoted prices in active markets. The fair value of unlisted securities is based on management’s estimate of fair value based on standard valuation techniques, including market comparisons and discounts of future cash flows, having regard to maximising the use of observable inputs and adjusting for risk. Advice from valuation experts is used as appropriate. Refer to note 17 for further information.

All joint arrangements are classified as joint ventures because the Group shares joint control and has rights to the net assets of the arrangements. Investments in joint ventures and associates are accounted for under the equity method and stated in the statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of net assets, less any impairment in value.

	2023 GBPm	2024 GBPm
Investments in joint ventures and associates	178	169
Venture capital and other investments	97	92
Total	275	261

15 Investments (continued)

An analysis of changes in the carrying value of investments in joint ventures and associates is set out below:

	2023 GBPm	2024 GBPm
At start of year	159	178
Share of results of joint ventures and associates	46	43
Dividends received from joint ventures and associates	(21)	(37)
Exchange translation differences	(6)	(15)
At end of year	178	169

Summarised aggregate information in respect of the Group’s share of joint ventures and associates is set out below:

	RELX’s share
	2023 GBPm	2024 GBPm
Revenue	123	121
Net profit for the year	46	43

Total assets	200	198
Total liabilities	(61)	(97)
Net assets	139	101
Goodwill	39	68
Total	178	169

The Group’s consolidated other comprehensive income includes no income or losses relating to joint ventures and associates in 2024 and 2023.